Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Short-term Debt [Line Items]
Short-term debt	¥ 549,680	¥ 574,095
Weighted average rate	3.40%	3.10%
Secured borrowings on securities lending transactions [Member]
Short-term Debt [Line Items]
Short-term debt	¥ 80,626	¥ 120,116
Weighted average rate	2.30%	1.10%
Unsecured bonds [Member]
Short-term Debt [Line Items]
Short-term debt		¥ 1,122
Weighted average rate		4.70%
Payables Under Securitized Loan Receivables And Investment In Securities [Member]
Short-term Debt [Line Items]
Short-term debt		¥ 2,186
Weighted average rate		4.00%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 181,835	¥ 139,450
Weighted average rate	0.70%	0.70%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt		¥ 7,998
Weighted average rate		0.10%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 279,631	¥ 297,372
Weighted average rate	5.50%	5.00%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 7,588	¥ 5,851
Weighted average rate	2.90%	2.70%